Document and Entity Information	0 Months Ended
Jun. 26, 2014
Risk/Return:
Document Type	497
Document Period End Date	Jun. 26, 2014
Registrant Name	Adviser Managed Trust
Central Index Key	0001502608
Amendment Flag	false
Document Creation Date	Jun. 26, 2014
Document Effective Date	Jun. 26, 2014
Prospectus Date	Nov. 30, 2013
Tactical Offensive Equity Fund | Tactical Offensive Equity Fund
Risk/Return:
Trading Symbol	TCOEX
Tactical Offensive Fixed Income Fund | Tactical Offensive Fixed Income Fund
Risk/Return:
Trading Symbol	TCOFX